Summary of Significant Accounting Policies (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Deposits at various banks					$ 46,100,000
Cash, uninsured amount					38,700,000
Improvements and replacements in excess of threshold, capitalized amount	$ 1,000		$ 1,000		$ 1,000
Improvements and replacements, useful life greater than or equal to one year, capitalization threshold (in years)			1 year		1 year
Management fee (as percent)					5.00%
Impairment of real estate			$ 0	$ 0	$ 0	$ 0
Future minimum rental payments to be received from noncancelable operating leases, current	45,100,000		45,100,000		41,400,000
Future minimum rental payments to be received from noncancelable operating leases, in two years	1,300,000		1,300,000		586,000
Future minimum rental payments to be received from noncancelable operating leases, thereafter	0		0		$ 0
Resolution of claims					1 year
Allowance for uncollectible receivables	$ 15,000		$ 15,000		$ 44,186	$ 13,901
Minimum distribution percentage of taxable net income excluding net capital gains			90.00%		90.00%
Distribution percentage of taxable net income not subject to federal corporate income tax			100.00%		100.00%
Number of years entity may be precluded from REIT qualifications			4 years		4 years
Common stock, shares outstanding (in shares)	60,206,508		60,206,508		60,094,623	61,378,367
Convertible Stock
Property, Plant and Equipment [Line Items]
Common stock, shares outstanding (in shares)	50,000	50,000	50,000	50,000	50,000	50,000	50,000	50,000	50,000
ASU No 2014-09
Property, Plant and Equipment [Line Items]
Revenue recognized from contract with customer liability	$ 18,000	$ 16,000	$ 36,000	$ 92,000	$ 138,000	$ 71,100
Minimum | ASU No 2014-09
Property, Plant and Equipment [Line Items]
Revenue recognized over straight line basis term			10 years		10 years
Maximum | ASU No 2014-09
Property, Plant and Equipment [Line Items]
Revenue recognized over straight line basis term			12 years		12 years
Accounts Payable And Accrued Liabilities | ASU No 2014-09
Property, Plant and Equipment [Line Items]
Contract with customer liability	$ 536,000		$ 536,000		$ 573,000	$ 666,000
Texas | Geographic concentration risk
Property, Plant and Equipment [Line Items]
Real estate investment	19.60%		19.60%		19.60%
Illinois | Geographic concentration risk
Property, Plant and Equipment [Line Items]
Real estate investment	18.90%		18.90%		18.90%
Colorado | Geographic concentration risk
Property, Plant and Equipment [Line Items]
Real estate investment	15.60%		15.60%		15.60%
Oregon | Geographic concentration risk
Property, Plant and Equipment [Line Items]
Real estate investment	14.10%		14.10%		14.10%
Georgia | Geographic concentration risk
Property, Plant and Equipment [Line Items]
Real estate investment	9.10%		9.10%		9.10%